UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.6%
Long-Term Municipal Bonds - 102.6%
New York - 95.3%
Albany Industrial Development Agency (St Peter’s Hospital of the City of Albany)
Series 2008A
5.75%, 11/15/22	$205	$232,968
Build NYC Resource Corp. (City University of New York/The)
Series 2014A
5.00%, 6/01/43	1,250	1,464,200
Build NYC Resource Corp. (New York Methodist Hospital)
Series 2014
5.00%, 7/01/28	1,000	1,165,540
City of New York NY
Series 2011A-1
5.00%, 8/01/24	1,000	1,206,790
County of Saratoga NY (Skidmore College)
Series 2014B
5.00%, 7/01/27-7/01/31	1,955	2,341,906
County of Ulster NY
Series 2012
5.00%, 11/15/25	1,000	1,220,500
Dutchess County Industrial Development Agency (Bard College)
Series 2007A-1
5.00%, 8/01/19	380	406,615
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	450	531,293
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/25	4,000	4,838,520
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/39	1,500	1,609,290
Housing Development Corp/NY
Series 2002A
5.50%, 11/01/34	10	10,014
Series 2013B
5.25%, 7/01/32	2,000	2,386,260
Long Island Power Authority
Series 2014A
5.00%, 9/01/35-9/01/44	2,200	2,546,694
NPFGC-RE Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	650	691,080
Metropolitan Transportation Authority
Series 2005B
5.00%, 11/15/31	1,100	1,138,324
Series 2012F
5.00%, 11/15/27	1,750	2,101,365
Series 2013C
5.00%, 11/15/31	2,000	2,357,080

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2011B-4
5.00%, 11/15/23	$2,500	$3,056,650
Monroe County Industrial Development Corp/NY (Rochester General Hospital/The)
Series 2013A
5.00%, 12/01/42	1,000	1,109,070
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/34	1,120	1,281,661
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/37	1,550	1,728,359
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/42	1,065	1,156,121
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009A-1
5.00%, 5/01/27	1,000	1,154,880
Series 2014A
5.00%, 8/01/31	1,500	1,816,530
New York City Trust for Cultural Resources (American Museum of Natural History/The)
Series 2014A
5.00%, 7/01/33	1,000	1,193,610
New York City Trust for Cultural Resources (Wildlife Conservation Society)
Series 2013A
5.00%, 8/01/33	1,325	1,562,586
New York City Water & Sewer System
Series 2011HH
5.00%, 6/15/26	2,555	3,064,876
Series 2013D
5.00%, 6/15/34	2,600	3,072,706
New York Power Authority/The
Series 2007C
5.00%, 11/15/19	1,320	1,476,011
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26(a)	3,000	3,364,020
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27(a)	3,000	3,400,740
New York State Dormitory Authority
Series 2007A
5.00%, 7/01/17 (Pre-refunded/ETM)	300	332,124
Series 2007B
5.25%, 7/01/17 (Pre-refunded/ETM)	140	152,515
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	485	539,126

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	$1,255	$1,461,058
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2012A
5.00%, 5/15/27	2,000	2,407,580
Series 2013A
5.25%, 7/01/30	3,000	3,647,460
New York State Dormitory Authority (New York University)
Series 2008A
5.00%, 7/01/29	780	877,297
Series 2012A
5.00%, 7/01/27	2,090	2,497,466
New York State Dormitory Authority (North Shore-Long Island Jewish Health Care, Inc.)
Series 2007A
5.00%, 5/01/22	345	374,304
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/32	1,000	1,187,200
New York State Dormitory Authority (Pratt Institute)
Series 2015A
5.00%, 7/01/44	1,500	1,737,630
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 6/15/31	3,000	3,605,880
New York State Dormitory Authority (State University of New York)
Series 2011A
5.00%, 7/01/31	2,750	3,243,845
New York State Housing Finance Agency (Patchogue Senior Apartments LLC)
Series 2002A
5.35%, 2/15/29	2,090	2,091,797
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/31	4,000	4,681,840
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014J
5.00%, 1/01/41	3,000	3,460,830
Niagara Frontier Transportation Authority
Series 2014A
5.00%, 4/01/29	1,600	1,826,992
Onondaga Civic Development Corp. (St Joseph’s Hospital Health Center)
Series 2012
5.00%, 7/01/42	825	850,187
Port Authority of New York & New Jersey
Series 2012

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/34	$5,000	$5,701,900
Seneca County Industrial Development Agency (New York Chiropractic College)
Series 2007
5.00%, 10/01/27	185	196,230
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014C
5.00%, 7/01/31	1,000	1,159,300
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	200	200,608
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/27-1/01/28	3,200	3,829,620
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	300	301,701
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	4,065	4,999,015
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,550	1,713,866
Yonkers Industrial Development Agency (Michael Malotz Skilled Nursing Pavilion)
NPFGC-NPFGC-RE Series 1999
5.65%, 2/01/39	1,125	1,161,866

		108,925,496

California - 0.2%
State of California
Series 2003
5.00%, 2/01/33	200	200,768

Colorado - 0.4%
Anthem West Metropolitan District
Series 2005
6.125%, 12/01/25	500	488,565

Florida - 1.0%
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,163,850

Idaho - 2.9%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	2,900	3,346,281

Illinois - 0.5%
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	500	489,455

	Principal Amount (000)	U.S. $ Value
Ohio - 0.2%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	$19	$15,047
Series 2004A
7.125%, 8/01/25(b)	300	241,335

		256,382

Texas - 2.1%
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	2,000	2,421,740

Total Long-Term Municipal Bonds (cost $107,677,621)		117,292,537

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(c) (d) (cost $381,956)	381,956	381,956

Total Investments - 102.9% (cost $108,059,577)(e)		117,674,493
Other assets less liabilities - (2.9)%		(3,331,320)
Preferred Shares at liquidation value - 0.0%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0%(f)		$73,543,173

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,688,981 and gross unrealized depreciation of investments was $(74,065), resulting in net unrealized appreciation of $9,614,916.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.6%, respectively.

Glossary:

ETM                 -     Escrowed to Maturity

NPFGC           -     National Public Finance Guarantee Corporation

Alliance New York Municipal Income Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$115,756,434		$1,536,103		$117,292,537
Short-Term Investments		381,956		– 0	–	– 0	–	381,956

Total Investments in Securities		381,956		115,756,434		1,536,103		117,674,493
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$381,956		$115,756,434		$1,536,103		$117,674,493

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$1,502,888		$1,502,888
Accrued discounts/(premiums)	762		762
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	32,453		32,453
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$1,536,103		$1,536,103

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$32,453		$32,453

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015